Investments Accounted for by the Equity Method and Variable Interest Entities - Variable Interest Entities (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2019 project MW	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Generation capacity (in MW) | MW		23,000
Ivanpah Master Holdings LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage		54.50%
Number of solar electric generating projects | project		3
Generation capacity (in MW) | MW		393
Release of reserves to fund equity distributions	$ 95
Loss on deconsolidation			$ 22
Reduction of assets due to deconsolidation			1,300
Reduction of liabilities due to deconsolidation			$ 1,200
Gladstone
Schedule of Equity Method Investments [Line Items]
Ownership percentage		37.50%
Generation capacity (in MW) | MW		1,613